Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-33863
Entity Registrant Name	XINYUAN REAL ESTATE CO., LTD.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	27/F, China Central Place, Tower II
Entity Address, Address Line Two	79 Jianguo Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	Beijing 100025
Entity Address, Country	CN
Title of 12(b) Security	American Depositary Shares, each representing twenty common shares, par value US$0.0001 per share
Trading Symbol	XIN
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	108,029,257
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Central Index Key	0001398453
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Assentsure PAC	Union Power HK CPA Limited
Auditor Firm ID	6783	3004
Auditor Location	Singapore	Hong Kong
Business Contact
Entity Address, Address Line One	Xinyuan Real Estate Co., Ltd
Entity Address, Address Line Two	27F, China Central Place, Tower II
Entity Address, Address Line Three	79 Jianguo Road
Entity Address, City or Town	Chaoyang District
Entity Address, Postal Zip Code	Beijing 100025
Entity Address, Country	CN
Contact Personnel Name	Yu (Brian) Chen
City Area Code	86-10
Local Phone Number	8588-9255
Contact Personnel Email Address	irteam@xyre.com